BORROWINGS - Type of short-term borrowings (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Short-term borrowings by type
Unsecured short-term borrowings	¥ 411,402	¥ 1,798,531
Short-term borrowings	¥ 411,402	¥ 1,798,531